13. Contract assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	R$ 7,617,714	[1]	R$ 7,407,948	R$ 10,387,715
Transfers of works to intangible assets	(3,328,317)		(6,168,710)
Additions	3,532,283		R$ 3,188,943	R$ 0
São Paulo
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	3,593,000
Additions	1,790,000
Praia Grande
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	338,000
Additions	212,000
São Bernardo do Campo
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	330,000
Additions	R$ 151,000

[1]	As of December 31, 2019, contract assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 276,893 (R$ 265,671 as of December 31, 2018).